                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number: ________

   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Horizon Global Advisers, LLC
Address:   411 Theodore Fremd Ave
           Rye, NY 10580

FORM 13F File Number: 28-12237

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin Quigley
Title:   CEO, Horizon Global Advisers, LLC
Phone:   914 925-3417

Signature, Place, and Date of Signing:


/s/ Kevin Quigley                           Rye, NY           February 9, 2010
------------------------------------   -----------------   ---------------------
[Signature]                              [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s). )

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:          101
Form 13F Information Table Value Total:     $166,932
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE
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
                                                         COLUMN 4
                                     COLUMN 2              FAIR        COLUMN 5            COLUMN 6                     COLUMN 8
                                       TITLE              MARKET  ------------------      INVESTMENT       COLUMN 7 VOTING AUTHORITY
               COLUMN 1                 OF     COLUMN 3   VALUE             SH/ PUT/      DISCRETION         OTHER  ----------------
            NAME OF ISSUER             CLASS    CUSIP   (X 1,000)   SHARES  PRN CALL SOLE   SHARED   OTHER MANAGERS SOLE SHARED NONE
------------------------------------ -------- --------- --------- --------- --- ---- ---- ---------- ----- -------- ---- ------ ----
ANGLO AMERN PLC ADR                           03485P201  $  9,889   451,793          SOLE                  NONE     SOLE
BROOKFIELD ASSET MGMT INC                     112585104  $  7,651   344,971          SOLE                  NONE     SOLE
AMERICAN REAL ESTATE FLOAT 4.00%
   08/15                                      029169AA7  $  6,474 7,800,000          SOLE                  NONE     SOLE
IMPERIAL OIL LTD                              453038408  $  6,157   159,280          SOLE                  NONE     SOLE
RRI ENERGY INC                                74971X107  $  5,833 1,019,833          SOLE                  NONE     SOLE
CME GROUP INC                        CLASS A  12572Q105  $  5,808    17,290          SOLE                  NONE     SOLE
CARNIVAL CORP                                 143658300  $  5,067   159,912          SOLE                  NONE     SOLE
PHILIP MORRIS INTL INC                        718172109  $  4,559    94,624          SOLE                  NONE     SOLE
LAS VEGAS SANDS CORP                          517834107  $  4,220   282,500          SOLE                  NONE     SOLE
GAZPROM O A O SPON ADR                        368287207  $  4,043   165,731          SOLE                  NONE     SOLE
ICAHN ENTERPRISES LP                          451100101  $  3,981    99,654          SOLE                  NONE     SOLE
LEUCADIA NATIONAL CORP                        527288104  $  3,836   161,264          SOLE                  NONE     SOLE
GRUPO TELEVISA SA DE CV SP ADR                40049J206  $  3,798   182,961          SOLE                  NONE     SOLE
MASTERCARD INC                       CLASS A  57636Q104  $  3,609    14,100          SOLE                  NONE     SOLE
CHINA LIFE INS CO LTD SPONS ADR               16939P106  $  3,526    48,078          SOLE                  NONE     SOLE
TIME WARNER INC                               887317303  $  3,365   115,502          SOLE                  NONE     SOLE
LEGG MASON INC                                524901105  $  3,150   104,470          SOLE                  NONE     SOLE
CANADIAN NAT RES LTD                          136385101  $  3,148    43,764          SOLE                  NONE     SOLE
ENCANA CORP                                   292505104  $  2,916    90,055          SOLE                  NONE     SOLE
BERKSHIRE HATHAWAY INC               CLASS A  084670108  $  2,678        27          SOLE                  NONE     SOLE
CALPINE CORP                                  131347304  $  2,608   237,124          SOLE                  NONE     SOLE
ICICI BK LTD ADR                              45104G104  $  2,553    67,722          SOLE                  NONE     SOLE
SEARS HLDGS CORP                              812350106  $  2,468    29,583          SOLE                  NONE     SOLE
NYSE EURONEXT                                 629491101  $  2,423    95,791          SOLE                  NONE     SOLE
SPDR INDEX SHS FDS S&P CHINA ETF              78463X400  $  2,339    32,555          SOLE                  NONE     SOLE
NASDAQ OMX GROUP INC                          631103108  $  2,297   115,897          SOLE                  NONE     SOLE
COHEN & STEERS INC                            19247A100  $  2,269    99,380          SOLE                  NONE     SOLE
CENOVUS ENERGY INC                            15135U109  $  2,269    90,055          SOLE                  NONE     SOLE
CHINA UNICOM HONG KONG LTD ADR                16945R104  $  2,233   170,345          SOLE                  NONE     SOLE
CNOOC LTD SPONSORED ADR                       126132109  $  2,226    14,323          SOLE                  NONE     SOLE
VORNADO RLTY TR                               929042109  $  2,053    29,356          SOLE                  NONE     SOLE
ALLEGHENY ENERGY INC                          017361106  $  1,977    84,201          SOLE                  NONE     SOLE
DISNEY WALT CO DISNEY                         254687106  $  1,919    59,524          SOLE                  NONE     SOLE
SILVER WHEATON CORP                           828336107  $  1,803   120,100          SOLE                  NONE     SOLE
GENZYME CORP                                  372917104  $  1,675    34,184          SOLE                  NONE     SOLE
WYNN RESORTS LTD                              983134107  $  1,604    27,560          SOLE                  NONE     SOLE
EL PASO CORP                                  28336L109  $  1,582   161,014          SOLE                  NONE     SOLE
LOEWS CORP                                    540424108  $  1,573    43,288          SOLE                  NONE     SOLE
BLACKSTONE GROUP L P                          09253U108  $  1,529   116,569          SOLE                  NONE     SOLE
HUANENG PWR INTL INCSPONSORED ADR             443304100  $  1,319    58,885          SOLE                  NONE     SOLE
DYNEGY INC                           CLASS A  26817G102  $  1,288   711,680          SOLE                  NONE     SOLE
SUNCOR ENERGY INC                             867224107  $  1,084    30,700          SOLE                  NONE     SOLE
MARKET VECTORS ETF TR GAMING ETF              57060U829  $  1,074    45,816          SOLE                  NONE     SOLE
EATON VANCE SR FLTNG RTE TR                   27828Q105  $  1,018    69,826          SOLE                  NONE     SOLE
BERKSHIRE HATHAWAY HLDG CO           CLASS B  084670207  $    979       298          SOLE                  NONE     SOLE
OIL STATE INTERNATIONAL INC                   678026105  $    937    23,850          SOLE                  NONE     SOLE
BHP BILLITON LTD SPONSORED ADR                088606108  $    923    12,065          SOLE                  NONE     SOLE
JEFFERIES GROUP INC                           472319102  $    922    38,873          SOLE                  NONE     SOLE
U S GLOBAL INVS INC                  CLASS A  902952100  $    894    72,650          SOLE                  NONE     SOLE
EATON VANCE FLTING RATE INC                   278279104  $    843    59,580          SOLE                  NONE     SOLE
ING PRIME RATE TR SH BEN INT                  44977W106  $    816   156,470          SOLE                  NONE     SOLE
VAN KAMPEN SENIOR INCOME TR                   920961109  $    812   192,626          SOLE                  NONE     SOLE
VAN KAMPEN DYNAMIC CR OPPORT                  921166104  $    812    68,630          SOLE                  NONE     SOLE
GREENLIGHT CAPITAL RE LTD            CLASS A  G4095J109  $    786    33,349          SOLE                  NONE     SOLE
EATON VANCE LTD DUR INCOME F                  27828H105  $    786    52,754          SOLE                  NONE     SOLE
WISDOMTREE TRUST INDIA ERNGS FD               97717W422  $    752    34,100          SOLE                  NONE     SOLE
BLACKROCK FLOAT RATE OME STR                  09255X100  $    716    50,380          SOLE                  NONE     SOLE
NUVEEN MULT CURR ST GV INCM                   67090N109  $    708    45,995          SOLE                  NONE     SOLE
LENDER PROCESSING SVCS INC                    52602E102  $    702    17,275          SOLE                  NONE     SOLE
PIMCO FLOATING RATE STRTGY F                  72201J104  $    677    68,570          SOLE                  NONE     SOLE

BLACKROCK FL RATE OME STRA I SHS              09255Y108  $    675    49,230          SOLE                  NONE     SOLE
FIRST TR/FOUR CRNRS SR FLOAT                  33733U108  $    672    56,550          SOLE                  NONE     SOLE
NUVEEN FLOATING RATE INCOME                   67072T108  $    667    64,497          SOLE                  NONE     SOLE
BLACKROCK REAL ASSET EQUITY                   09254B109  $    610    48,150          SOLE                  NONE     SOLE
ISHARES TR FTSE XNHUA IDX                     464287184  $    609    14,430          SOLE                  NONE     SOLE
COHEN & STEERS QUALITY RLTY                   19247L106  $    604    99,620          SOLE                  NONE     SOLE
NUVEEN SR INCOME FD                           67067Y104  $    600    84,440          SOLE                  NONE     SOLE
EATON VANCE SR INCOME TR SH BEN INT           27826S103  $    579    92,538          SOLE                  NONE     SOLE
COHEN & STEERS WRLDWD RLT INC                 19248J100  $    577    91,870          SOLE                  NONE     SOLE
RMR ASIA PAC REAL EST FD                      76970B101  $    526    31,164          SOLE                  NONE     SOLE
PIONEER FLOATING RATE TR                      72369J102  $    499    43,330          SOLE                  NONE     SOLE
PIMCO INCOME OPPORTUNITY FD                   72202B100  $    475    21,250          SOLE                  NONE     SOLE
RIO TINTO PLC SPONSORED ADR                   767204100  $    464     2,156          SOLE                  NONE     SOLE
PIMCO FLOATING RATE INCOME F                  72201H108  $    458    40,580          SOLE                  NONE     SOLE
NUVEEN FLTNG RTE INCM OPP FD                  6706EN100  $    442    41,151          SOLE                  NONE     SOLE
AMERICAN RAILCAR INDS INC                     02916P103  $    412    37,430          SOLE                  NONE     SOLE
SOTHEBYS                                      835898107  $    397    17,700          SOLE                  NONE     SOLE
BLACKROCK FLOATING RATE INCOME                091941104  $    346    24,820          SOLE                  NONE     SOLE
CLAYMORE ETF TRUST 2 CLAY/ALPH CHN            18383Q861  $    337    18,600          SOLE                  NONE     SOLE
FANNIE MAE                                    313586109  $    319   270,476          SOLE                  NONE     SOLE
NUVEEN DIVID ADVANTAGE MUN F                  67066V101  $    289    21,430          SOLE                  NONE     SOLE
NUVEEN DIV ADV MUNI FD 3 SH BEN INT           67070X101  $    281    20,950          SOLE                  NONE     SOLE
PIONEER MUN HIGH INCOME TR SHS                723763108  $    265    19,250          SOLE                  NONE     SOLE
DREYFUS STRATEGIC MUNS INC                    261932107  $    253    31,390          SOLE                  NONE     SOLE
NUVEEN CA SELECT QUALITY MUN                  670975101  $    249    18,750          SOLE                  NONE     SOLE
ALLIANCE WORLD DLR GVT FD II                  01879R106  $    248    18,700          SOLE                  NONE     SOLE
PUTNAM MANAGED MUN INCOM TR                   746823103  $    240    36,180          SOLE                  NONE     SOLE
MARKET VECTORS ETF TR HG YLD MUN ETF          57060U878  $    239     7,910          SOLE                  NONE     SOLE
MFS MUN INCOME TR SH BEN INT                  552738106  $    236    34,955          SOLE                  NONE     SOLE
EATON VANCE INS CA MUN BD FD                  27828A100  $    232    20,370          SOLE                  NONE     SOLE
PIONEER MUN HIGH INC ADV TR                   723762100  $    229    18,085          SOLE                  NONE     SOLE
BLACKROCK SR HIGH INCOME FD                   09255T109  $    222    63,630          SOLE                  NONE     SOLE
MFS HIGH INCOME MUN TR SH BEN INT             59318D104  $    219    45,415          SOLE                  NONE     SOLE
MORGAN STANLEY MUN INCM OPPTN                 61745P452  $    207    33,520          SOLE                  NONE     SOLE
NUVEEN PERFORM PLUS MUN FD                    67062P108  $    205    14,600          SOLE                  NONE     SOLE
MORGAN STANLEY MUN INC OPP II                 61745P445  $    205    29,717          SOLE                  NONE     SOLE
MORGAN STANLEY MUN INCOME III                 61745P437  $    197    26,413          SOLE                  NONE     SOLE
MFS HIGH YIELD MUN TR SH BEN INT              59318E102  $    185    41,970          SOLE                  NONE     SOLE
TEMPLETON EMERG MKTS INCOME                   880192109  $    184    12,800          SOLE                  NONE     SOLE
NUVEEN INSD CA PREM INCOME 2                  67061U108  $    166    13,273          SOLE                  NONE     SOLE
NUVEEN PREM INCOME MUN FD                     6706K4105  $    157    12,940
                                                         $166,932